Financial Risk Management - Foreign Exchange Risk (Details)	12 Months Ended
	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R) R / $	Jun. 30, 2022 R / $	Jun. 30, 2022 ZAR_per_AUD	Jun. 30, 2022 USD_per_PGK	Jun. 30, 2022 USD_per_AUD	Jun. 30, 2021 R / $	Jun. 30, 2021 ZAR_per_AUD	Jun. 30, 2021 USD_per_PGK	Jun. 30, 2021 USD_per_AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)	25.00%
Foreign exchange risk exposure term	24 months
Closing rate			17.32	16.27	11.25			14.27	10.72
Foreign exchange translation gain/(loss)	R 742,000,000	R (1,234,000,000)	R 1,199,000,000
Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	83,000,000	384,000,000
US$/silver | Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R 71,000,000	1,000,000
Currency risk | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	4.00%
Currency risk | Financial assets | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 268,000,000	R 723,000,000
Reasonably possible increase in risk variable percent		4.00%
Increase by 10%, impact on earnings	R 10,000,000	R 28,000,000
Reasonably possible decrease in risk variable percent	4.00%	4.00%
Decrease by 10%, impact on earnings	R (11,000,000)	R (30,000,000)
Closing rate | USD_per_AUD							0.69				0.75
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 12,000,000	R 383,000,000
Reasonably possible increase in risk variable percent	4.00%	6.00%
Increase by 10%, impact on earnings	R 19,000,000	R 105,000,000
Reasonably possible decrease in risk variable percent	4.00%	6.00%
Decrease by 10%, impact on earnings	R (26,000,000)	R (127,000,000)
Closing rate | R / $				16.27				14.27
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 3,180,000,000	R 2,806,000,000
Reasonably possible increase in risk variable percent	4.00%	6.00%
Increase by 10%, impact on earnings	R 127,000,000	R 168,000,000
Reasonably possible decrease in risk variable percent	4.00%	6.00%
Decrease by 10%, impact on earnings	R (127,000,000)	R (168,000,000)
Closing rate | R / $				16.27				14.27
Currency risk | Borrowings | US$ against Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 25,000,000	R 109,000,000
Reasonably possible increase in risk variable percent	0.10%	1.00%
Increase by 10%, impact on earnings	R 0	R 1,000,000
Reasonably possible decrease in risk variable percent	0.10%	1.00%
Decrease by 10%, impact on earnings	R 0	R (1,000,000)
Closing rate | USD_per_PGK						0.28				0.29
Currency risk | Contingent consideration liability | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 356,000,000	R 417,000,000
Reasonably possible increase in risk variable percent	4.00%	6.00%
Increase by 10%, impact on earnings	R 14,000,000	R 25,000,000
Reasonably possible decrease in risk variable percent	4.00%	6.00%
Decrease by 10%, impact on earnings	R (14,000,000)	R (25,000,000)
Closing rate | R / $				16.27				14.27